Cover Page	9 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Entity Registrant Name	ORIX Corporation
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q3